Pension Expected Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Domestic Pension Benefits [Member]
Estimated Future Benefit Payments [Abstract]
2013	$ 24.2
2014	24.7
2015	25.2
2016	25.7
2017	25.8
2018-2022	135.9
Non-U.S. Pension Benefits [Member]
Estimated Future Benefit Payments [Abstract]
2013	25.5
2014	26.6
2015	27.7
2016	30.9
2017	31.4
2018-2022	183.1
SERP Benefits [Member]
Estimated Future Benefit Payments [Abstract]
2013	0.6
2014	1.8
2015	1.6
2016	0.6
2017	3.7
2018-2022	4.3
Other Postretirement Benefits [Member]
Estimated Future Benefit Payments [Abstract]
2013	2.0
2014	2.1
2015	2.0
2016	2.1
2017	2.0
2018-2022	$ 10.1